REVENUE (Details - Revenue by source) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 30,671	$ 82,071	$ 55,839	$ 2,032,673
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	71,886	0	329,400
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 30,671	$ 10,185	$ 55,839	$ 1,073,273